SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Schedule of Earnings (Loss) Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Net income (loss) available to holders of Ordinary shares	$ 18,409	$ 6,801	$ (5,340)
Denominator (number of shares in thousands):
Weighted average number of shares	54,927,272	54,680,822	51,970,458
Add-employee stock options	826,000	171,000		[1]
Adjusted weighted average shares assuming exercise of options	55,752,642	54,851,967	51,970,458

[1]	Anti-dilutive effect.